Borrowings - Schedule of Short-Term Bank Borrowings (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Short-term borrowings:
Short-term borrowings		$ 30,093,864	$ 29,214,396
China Bohai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	4.80%
Maturity (Months)	[1],[2],[3]	February, 2026
Principal	[1],[2],[3]	$ 1,473,818
Short-term borrowings	[1],[2],[3]	$ 1,466,449	1,422,831
Agricultural Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	3.45%
Maturity (Months)	[1],[2],[3]	August, 2026
Principal	[1],[2],[3]	$ 1,473,818
Short-term borrowings	[1],[2],[3]	$ 1,473,815	1,429,981
Agricultural Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	3.45%
Maturity (Months)	[1],[2],[3]	March, 2026
Principal	[1],[2],[3]	$ 1,179,054
Short-term borrowings	[1],[2],[3]	$ 1,171,685	1,136,835
Agricultural Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	3.60%
Maturity (Months)	[1],[2],[3]	May, 2026
Principal	[1],[2],[3]	$ 2,063,345
Short-term borrowings	[1],[2],[3]	$ 2,063,345	2,001,973
Agricultural Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	3.50%
Maturity (Months)	[1],[2],[3]	May, 2026
Principal	[1],[2],[3]	$ 2,652,872
Short-term borrowings	[1],[2],[3]	$ 2,652,872	2,573,966
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2]	4.30%
Maturity (Months)	[1],[2]	August, 2025
Principal	[1],[2]	$ 1,473,818
Short-term borrowings	[1],[2]	$ 1,473,818	1,429,981
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2]	4.30%
Maturity (Months)	[1],[2]	August, 2025
Principal	[1],[2]	$ 1,473,818
Short-term borrowings	[1],[2]	$ 1,473,818	1,429,981
Shanghai Rural Commercial Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2]	3.50%
Maturity (Months)	[1],[2]	October, 2026
Principal	[1],[2]	$ 1,473,818
Short-term borrowings	[1],[2]	$ 1,459,079	1,415,681
Shengjing Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	4.00%
Maturity (Months)	[1],[2],[3]	January, 2026
Principal	[1],[2],[3]	$ 1,473,818
Short-term borrowings	[1],[2],[3]	$ 1,473,818	1,429,981
China Zheshang Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.15%
Maturity (Months)	[1]	April, 2026
Principal	[1]	$ 1,473,818
Short-term borrowings	[1]	$ 1,459,079	1,415,681
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	3.85%
Maturity (Months)	[1],[2],[3]	September, 2025
Principal	[1],[2],[3]	$ 736,909
Short-term borrowings	[1],[2],[3]	$ 736,909	714,992
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[4]	4.00%
Maturity (Months)	[1],[2],[4]	November, 2025
Principal	[1],[2],[4]	$ 1,473,818
Short-term borrowings	[1],[2],[4]	$ 1,473,818	1,429,981
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	4.00%
Maturity (Months)	[1],[2],[3]	July, 2025
Principal	[1],[2],[3]	$ 1,473,818
Short-term borrowings	[1],[2],[3]	$ 1,473,818	1,429,981
Bank of Nanjing [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2]	5.00%
Maturity (Months)	[1],[2]	December, 2025
Principal	[1],[2]	$ 1,473,818
Short-term borrowings	[1],[2]	$ 1,438,446	1,395,661
China Construction Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[3],[5]	3.45%
Maturity (Months)	[1],[3],[5]	March, 2025
Principal	[1],[3],[5]	$ 3,684,554
Short-term borrowings	[1],[3],[5]	$ 3,644,733	3,551,957
Beijing Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[3]	4.50%
Maturity (Months)	[1],[3]	September, 2025
Principal	[1],[3]	$ 2,947,635
Short-term borrowings	[1],[3]	$ 2,947,635	2,859,962
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[4]	4.00%
Maturity (Months)	[1],[2],[4]	November, 2025
Principal	[1],[2],[4]	$ 1,473,818
Short-term borrowings	[1],[2],[4]	$ 1,473,818	1,429,981
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2],[3]	4.00%
Maturity (Months)	[1],[2],[3]	September, 2025
Principal	[1],[2],[3]	$ 736,909
Short-term borrowings	[1],[2],[3]	$ 736,909	$ 714,990

[1]	As of June 30, 2026, all the short-term borrowings were overdue. The Group is actively engaging with the bank to discuss repayment arrangements and related solutions. None of the borrowings have been extended as of September 30, 2026.
[2]	Borrowings from China Bohai Bank, Agricultural Bank of China, Bank of Ningbo, Shanghai Rural Commercial Bank, Shengjing Bank, Bank of Jiangsu, Shanghai Bank, Bank of Nanjing, Beijing Bank are subject to litigation.
[3]	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.
[4]	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.
[5]

The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank.

On November 27, 2025, the Shanghai Financial Court rendered a final second-instance judgment (Case No. (2025) Hu 74 Min Zhong 1485), dismissing the Company's appeal and affirming the September 1, 2025 first-instance judgment of the Shanghai Huangpu District People's Court (Case No. (2025) Hu 0101 Min Chu 16854). The judgment requires the Company to repay principal of RMB24,839,192.81 and overdue interest of RMB521,895.28 (as of August 14, 2025) plus accruing at 5.18% per annum, plus court costs of RMB171,980.81 (first instance) and RMB6,518.95 (second instance). The Bank was granted priority over 32 pledged patents (Pledge Registration No.: Y2023980033272) up to RMB52,750,000. The judgment is final and binding. The obligations are reflected in the accompanying consolidated financial statements and are not expected to have a material adverse effect on the Company's financial position.